Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies

We provide performance guarantees to certain owners of hotels that we operate under management contracts. Most of these guarantees allow us to terminate the contract, rather than fund shortfalls, if specified operating performance levels are not achieved. However, in limited cases, we are obligated to fund performance shortfalls. As of June 30, 2019, we had six performance guarantees, with expirations ranging from December 2019 to 2039, and possible cash outlays totaling approximately $39 million. Our obligations under these guarantees in future periods are dependent on the operating performance level of the related hotel over the remaining term of the performance guarantee. As of June 30, 2019 and December 31, 2018, we accrued current liabilities of $7 million and $12 million, respectively, for one performance guarantee related to a hotel owned by a VIE for which we were not the primary beneficiary. We may enter into new contracts containing performance guarantees in the future, which could increase our possible cash outlays.

As of June 30, 2019, we had a $20 million guarantee for debt of a hotel that we franchise, which has an initial maturity date of February 2022 with two one-year extension options. Although we believe it is unlikely that material payments will be required under this guarantee, there can be no assurance that this will be the case. We do not have any letters of credit pledged as collateral against this guarantee or our performance guarantees.

We hold interests in VIEs, for which we are not the primary beneficiary, that have entered into loan agreements with third parties. Under the terms of our contractual arrangements with certain of these VIEs, we may provide financial support to such entities under specified circumstances, including default of such a VIE under a third-party loan agreement, and may have the option to acquire a controlling financial interest in such an entity at a predetermined amount. In a circumstance that we provide financial support or exercise our option to acquire an additional interest in a VIE, we may be required to reassess whether we are the primary beneficiary of the VIE. If we determine that we are the primary beneficiary of the VIE, we would be required to consolidate the total assets, liabilities and results of operations of the VIE, which may be material upon consolidation.

We have entered into agreements with owners of certain hotels that we currently manage or will franchise to finance capital expenditures at the hotels for approximately $29 million. As of June 30, 2019, we expect to fund $19 million of these commitments in the remainder of 2019 and $10 million in 2020.

We receive fees from managed and franchised properties to operate our marketing, sales and brand programs on behalf of hotel owners. As of June 30, 2019 and December 31, 2018, we had collected an aggregate of $392 million and $375 million in excess of amounts expended, respectively, across all programs.

We are involved in various claims and lawsuits arising in the ordinary course of business, some of which include claims for substantial sums. While the ultimate results of claims and litigation cannot be predicted with certainty, we expect that the ultimate resolution of all pending or threatened claims and litigation as of June 30, 2019 will not have a material adverse effect on our consolidated financial position, results of operations or cash flows.	Commitments and Contingencies

We provide performance guarantees to certain owners of hotels that we operate under management contracts. Most of these guarantees allow us to terminate the contract, rather than fund shortfalls, if specified operating performance levels are not achieved. However, in limited cases, we are obligated to fund performance shortfalls. As of December 31, 2018, we had five performance guarantees, with expirations ranging from 2019 to 2030, and possible cash outlays totaling approximately $36 million. Our obligations under these guarantees in future periods are dependent on the operating performance level of the related hotel over the remaining term of the performance guarantee. We do not have any letters of credit pledged as collateral against these guarantees. As of December 31, 2018 and 2017, we accrued liabilities of $12 million and $21 million, respectively, for our performance guarantees, which were related to one hotel and two hotels, respectively, of VIEs for which we were not the primary beneficiary. We may enter into new contracts containing performance guarantees in the future, which could increase our possible cash outlays.

We have entered into agreements with owners of certain hotels that we operate or will operate under a management or franchise contract to finance capital expenditures at the hotels for approximately $29 million. As of December 31, 2018, we had not funded any of these commitments and expect to fund $19 million in 2019 and $10 million in 2020.

We receive fees from managed and franchised properties to operate our marketing, sales and brand programs on behalf of hotel owners. As of December 31, 2018 and 2017, we had collected an aggregate of $375 million and $402 million in excess of amounts expended, respectively, across all programs.

We are involved in various claims and lawsuits arising in the ordinary course of business, some of which include claims for substantial sums. While the ultimate results of claims and litigation cannot be predicted with certainty, we expect that the ultimate resolution of all pending or threatened claims and litigation as of December 31, 2018 will not have a material adverse effect on our consolidated financial position, results of operations or cash flows.